Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income (loss)	$ (640,501)	$ (2,086,303)
Adjustments to reconcile net loss to cash flows used in operating activities:
Stock based compensation	54,000	1,353,898
Write-off of land in Alberta Canada	0	43,163
Interest expense added to convertible notes	5,764	6,143
Changes in operating assets and liabilities
Prepaid expenses and other current assets	70,396	366
Accrued interest payable	33,644	28,206
Trade and other payables	(39,600)	48,100
Net Cash Used in Operating Activities	(516,297)	(606,427)
FINANCING ACTIVITIES
Net change in related party receivables	37,181	65,149
Net change in related party payables	55,592	0
Cash received from equity investors	411,500	542,850
Net cash provided by Financing Activities	504,273	607,999
Increase (decrease) in Cash	(12,024)	1,572
Cash at beginning of year	12,036	10,464
Cash at end of period	12	12,036
Supplemental disclosure of cash flow information
Interest Paid	0	0
Income taxes paid	0	0
Non-cash Transactions
Subscription receivable reversal	$ 9,000	$ 0